Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Change in Balance of Series Preferred Included in Mezzanine Equity

The change in the balance of Series Preferred included in mezzanine equity during the years ended December 31, 2016, 2017 and 2018 are as follows:

	Series A Preferred	Series B-1 Preferred	Series B-2 Preferred
	RMB	RMB	RMB
Balance as of January 1, 2016	19,799	21,041	231,439
Accretion of Preferred A shares	3,209	—	—
Accretion of Preferred B shares	—	2,738	30,121
Balance as of December 31, 2016	23,008	23,779	261,560
Accretion of Preferred A shares	3,762	—	—
Accretion of Preferred B shares	—	3,127	34,382
Balance as of December 31, 2017	26,770	26,906	295,942
Accretion of Preferred A shares	177	—	—
Accretion of Preferred B shares	—	368	4,049
Conversion to ordinary shares	(26,947)	(27,274)	(299,991)
Balance as of December 31, 2018	—	—	—